Income Taxes Income Taxes (Reconciliation) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Tax Disclosure [Abstract]
Provision (benefit) at statutory rate on pretax income (loss)									$ 8,601	$ 5,533	$ (392)
Tax-exempt income on loans and investments									(1,498)	(1,390)	(1,314)
Stock-based compensation									162	203	222
Civil money penalty									0	525	0
Other									51	43	40
Total	$ 2,091	$ 2,064	$ 1,725	$ 1,436	$ 1,547	$ 1,381	$ 1,044	$ 942	$ 7,316	$ 4,914	$ (1,444)